DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)		3 Months Ended	11 Months Ended
	Aug. 12, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination, number of businesses, minimum		1	1
Transaction Costs		$ 13,662,256	$ 13,662,256
Underwriting fees		4,600,000	4,600,000
Deferred underwriting fee payable		8,050,000	8,050,000
Other offering costs		1,012,256	1,012,256
Cash held outside of the Trust Account		$ 434,629	$ 189,971
Maturity term of U.S. government securities		185 days	185 days
Months to complete initial business combination		18 months	18 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%	100.00%
Threshold percentage of public shares subject to redemption without the company's prior written consent		15.00%	15.00%
Threshold business days for redemption of public shares		10 days	10 days
Maximum net interest to pay dissolution expenses		$ 100,000	$ 100,000
Working capital surplus		4,364,603	496,302
Proceeds from the Initial Public offering and sale of the private placement warrants		2,000,000	2,000,000
Warrants
Subsidiary, Sale of Stock [Line Items]
Gross proceeds		$ 100,000,000	$ 100,000,000
Share price | $ / shares		$ 11.50	$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	23,000,000	15,900,000	15,900,000
Share issued price per Unit | $ / shares	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 230,000,000
Share price | $ / shares		$ 10.25	$ 10.25
Months to complete initial business combination		18 months	18 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%	100.00%
Minimum net tangible assets upon consummation of the business combination		$ 5,000,001	$ 5,000,001
Initial Public Offering | Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			3,333,333
Initial Public Offering | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		8,233,333	8,233,333
Gross proceeds		$ 235,750,000	$ 235,750,000
Share price | $ / shares		$ 10.25	$ 10.25
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		7,666,667	7,666,667
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares		8,233,333	8,233,333
Price of warrant | $ / shares		$ 1.50	$ 1.50
Proceeds from sale of warrants		$ 12,350,000	$ 12,350,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	3,000,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares		900,000	900,000
Class A ordinary shares | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	23,000,000	23,000,000	23,000,000
Share issued price per Unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 230,000,000
Class A ordinary shares | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	3,000,000